AMOUNTS RECEIVABLE AND OTHER ASSETS (Details) - CAD ($)	Jan. 31, 2026	Jul. 31, 2025
Sales tax receivable	$ 12,954	$ 47,746
Prepayments	56,402	19,393
Reclamation deposit	19,100	19,100
Total amount receivable and other assets	$ 88,456	$ 86,239